BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
BENEFIT PLANS [Abstract]
BENEFIT PLANS
NOTE 12 — BENEFIT PLANS

a.           Defined Contribution Plan

The Bank maintains a 401(k) profit-sharing plan for eligible employees. Participants may contribute up to 50% of pretax eligible compensation. The Bank makes matching discretionary contributions equal to 75% of the initial $1,000 deferral. Matching contributions to the 401(k) plan totaled $75,000 and $78,000 for the years ended December 31, 2013 and 2012, respectively.

b.           Defined Benefit Plan

The Bank has a noncontributory defined benefit pension plan covering substantially all full-time employees meeting certain eligibility requirements. The benefits are based on each employee’s years of service and an average earnings formula. An employee becomes fully vested upon completion of five years of qualifying service.

The following tables set forth the projected benefit obligation, the fair value of assets of the plan and funded status of the defined benefit pension plan as reflected in the Consolidated Balance Sheets:

	At December 31,
	2013	2012
	(in thousands)
Reconciliation of projected benefit obligation
Benefit obligation at beginning of year	$8,940	$8,045
Service cost	823	736
Interest cost	355	360
Actuarial (gain) loss	(1,116)	339
Amendments	—	—
Benefits paid	(769)	(540)
Benefit obligation at end of year	$8,233	$8,940

Reconciliation of fair value of assets
Fair value of plan assets at beginning of year	$9,767	$8,006
Actual return on plan assets	1,593	801
Employer contribution	654	1,500
Benefits paid	(769)	(540)
Fair value of plan assets at end of year	$11,245	$9,767
Funded status at end of year	$3,012	$827

The accumulated benefit obligation at December 31, 2013 and 2012 was $7.1 million and $8.1 million, respectively.

Employer contributions and benefits paid in the above table include only those amounts contributed directly to, or paid directly from, plan assets. No employer contribution is anticipated for 2014.

The following table sets forth the amounts recognized in accumulated other comprehensive income (loss) for the years ended:

	At December 31,
	2013	2012
	(in thousands)

Net loss	$(2,028)	$(4,270)
Prior service cost	(23)	(27)
Total	$(2,051)	$(4,297)

The net gain recognized in accumulated other comprehensive income (loss) as an adjustment to the funded status of the plan was $2.2 million and $103,000 at December 31, 2013 and 2012, respectively. The amounts expected to be amortized from accumulated other comprehensive income in 2014 is $76,000 of net actuarial gain and prior service cost.

	At December 31,
	2013	2012

Weighted-average assumptions used to determine benefit obligations:
Discount rate	5.00%	4.00%
Rate of compensation increase	3.00%	3.00%

	For the years ended December 31,
	2013	2012
	(in thousands)
Components of net periodic benefit cost
Service cost	$823	$736
Interest cost	355	360
Expected return on plan assets	(728)	(644)
Amortization of prior service cost	2	2
Recognized net actuarial loss	262	283
Net periodic benefit cost	$714	$737

	For the years ended December 31,
	2013	2012

Weighted-average assumptions used to determine net benefit costs:
Discount rate	4.00%	4.50%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.00%	4.00%

The long-term expected rate of return used for the plan year 2013 was determined by analyzing average rates of return over a number of prior periods on the assets in which the plan is currently invested.

Estimated future benefits payments are as follows:

Year ending December 31,	Amount
(in thousands)
2014	$202
2015	234
2016	277
2017	282
2018	319
2019-2023	2,058

The financial statements of the Company’s defined benefit pension plan are prepared in conformity with US GAAP. Investments of the plan are stated at fair value. Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Fair value of plan assets is determined using the fair value hierarchy discussed in Note 18 - Fair Value Measurements and Fair Value of Financial Instruments. The fair value hierarchy requires the plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value and provides three levels of inputs that may be used to measure fair value.

The following table sets forth by level, within the fair value hierarchy, the plan’s financial assets at fair value as of December 31, 2013:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2013
	(in thousands)
Assets
Collective investment trust funds	$—	$11,245	$—	$11,245
Total plan assets at fair value	$—	$11,245	$—	$11,245

The following table sets forth by level, within the fair value hierarchy, the plan’s financial assets at fair value as of December 31, 2012:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2012
	(in thousands)
Assets
Collective investment trust funds	$—	$9,767	$—	$9,767
Total plan assets at fair value	$—	$9,767	$—	$9,767

Collective investment trust funds are valued by the trustee. The trustee follows written procedures for establishing unit values on a periodic basis which incorporate observable market data; however the collective investment trust fund itself is not traded on an established market and therefore is categorized as a Level 2 hierarchy.

The plan’s weighted-average asset allocations by asset category are as follows:

	Percentage of plan assets at December 31,
	2013	2012
Asset Category
Collective investment trust funds	100.00%	100.00%
Total	100.00%	100.00%

Trustees of the plan are responsible for defining and implementing the investment objectives and policies for the plan’s assets. Assets are invested in accordance with sound investment practices that emphasize long-term investment fundamentals that closely match the demographics of the plan’s participants. The plan’s goal is to earn long-term returns that match or exceed the benefit obligations of the plan, giving consideration to the timing of expected future benefit payments, through a well-diversified portfolio structure. The plan’s return objectives and risk parameters are managed through a diversified mix of assets and targeted allocation percentage ranges. The asset mix and investment strategy are reviewed on a quarterly basis and rebalanced based on the actual percentage in comparison to the targeted range.

c.           ESOP

The Company has an internally leveraged ESOP for eligible employees who have completed six months of service with the Company or its subsidiaries. The ESOP borrowed $4.2 million from the Company in 1996 to purchase 423,200 newly issued shares of common stock. Any dividends received by the ESOP will be used to pay debt service. The Company makes discretionary contributions to the ESOP in order to service the ESOP’s debt if necessary. The ESOP shares are pledged as collateral for its debt. As the debt is repaid, shares are released from collateral based on the proportion of debt service paid in the year and allocated to qualifying employees. The Company reports compensation expense in the amount equal to the fair value of shares allocated from the ESOP to employees less dividends received on the allocated shares in the plan used for debt service. The allocated shares are included in outstanding shares for earnings per share computations. ESOP compensation expense included in stock-based compensation totaled $284,000 and $286,000 for the years ended December 31, 2013 and 2012, respectively.

	At December 31,
	2013	2012

Allocated shares	187,000	184,000
Unreleased shares	90,000	103,000
Total ESOP shares	277,000	287,000
Fair value of unreleased shares (in thousands)	$2,534	$2,446

 d.           Stock-Based Compensation Plans

A summary of the status of the Company’s stock option plans as of December 31, 2013 and 2012, and changes for each of the years then ended, is as follows:

	2013		2012
	Number of shares	Weighted average exercise price per share	Number of shares	Weighted average exercise price per share

Outstanding at beginning of year	89,279	$24.08	109,765	$24.41
Options granted	205,000	24.28	—	—
Options exercised	(8,547)	25.24	(315)	19.67
Options forfeited	(4,271)	27.10	(1,904)	28.59
Options expired	(27,317)	28.19	(18,267)	25.68
Outstanding at end of year	254,144	23.71	89,279	24.08
Options exercisable	50,644	$21.41	80,652	$24.55

 The following table summarizes information about stock options outstanding at December 31, 2013:

	Options outstanding			Options exercisable
Range of exercise prices	Number	Weighted average remaining contractual life (years)	Weighted average exercise price	Number	Weighted average exercise price
$19.67 - 26.90	254,144	2.81	$23.71	50,644	$21.41

The following table reflects information on the aggregate intrinsic value of options as well as cash receipts from option exercises:

	For the years ended December 31,
	2013	2012
	(in thousands)
Aggregate intrinsic value of
Options outstanding	$1,132	$179
Options exercisable	342	144
Options exercised	5	1
Cash receipts	216	7

The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on the last trading day of the year and the exercise price, multiplied by the number of exercisable in-the-money options). The Company has a policy of issuing shares from treasury to satisfy share option exercises.

Stock-based compensation expense related to stock options resulted in a tax benefit of $94,000 and $9,000, for the years ended December 31, 2013 and 2012, respectively. There was $340,000 of total unrecognized compensation cost, net of estimated forfeitures, related to non-vested options under the stock option plans at December 31, 2013. That cost is expected to be recognized over a weighted average period of 7 months at December 31, 2013.

The following table provides information regarding the Company’s stock-based compensation expense associated with stock options and grants:

	For the years ended December 31,
	2013	2012
	(in thousands)
Stock-based compensation expense
Director fees	$145	$149
Stock option expense	312	27
Total stock-based compensation expense	$457	$176